Remuneration of auditors - Summary of remuneration of auditors (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
BDO Audit Pty Ltd [Member]
Auditor Remuneration [Line Items]
Audit or review of the financial statements	$ 292
Auditors Remuneration Other Services [Abstract]
Comfort letter – ATM	18
Auditors remuneration	310
Grant Thornton Audit Pty Ltd [Member]
Auditor Remuneration [Line Items]
Audit or review of the financial statements		155	151
Auditors Remuneration Other Services [Abstract]
Comfort letter – ATM		26
Auditors remuneration		$ 181	$ 151